Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	Aug. 28, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Jan. 21, 2016
Institutional Class Shares
Account Value [Line Items]
Account Value	$ 15,446		$ 14,256			$ 12,901		$ 13,832		$ 13,271		$ 14,361		$ 16,578		$ 13,836		$ 11,957		$ 12,697		$ 11,958		$ 12,026		$ 12,216		$ 12,030		$ 11,479		$ 11,050		$ 10,550		$ 10,000
Class A Shares
Account Value [Line Items]
Account Value	14,290	$ 13,966	13,201	$ 13,227		11,969	$ 12,151	12,851	$ 12,332	12,358	$ 12,241	13,379	$ 14,184	15,466	$ 14,538	12,918	$ 12,849	11,186	$ 11,279	11,887	$ 11,454	11,210	$ 11,487	11,286	$ 11,528	11,475	$ 11,370	11,321	$ 10,914	10,810	$ 10,886	10,423	$ 10,253	9,960	$ 9,601	9,450
S&P 500® Total Return Index
Account Value [Line Items]
Account Value	32,861		28,242			25,636		24,809		24,908		27,326		24,983		21,361		17,804		18,187		15,779		15,663		15,204		14,739		13,292		11,995		11,315		10,000
S&P 500® Total Return Index.
Account Value [Line Items]
Account Value	$ 32,861	$ 31,625	$ 28,242	$ 27,758	$ 24,242	$ 25,636		$ 24,809	$ 23,941	$ 24,908	$ 26,262	$ 27,326	$ 26,969	$ 24,983	$ 22,564	$ 21,361	$ 20,561	$ 17,804	$ 17,186	$ 18,187	$ 16,862	$ 15,779	$ 15,885	$ 15,663	$ 16,383	$ 15,204	$ 15,175	$ 14,739	$ 13,691	$ 13,292	$ 12,959	$ 11,995	$ 11,779	$ 11,315	$ 10,369	$ 10,000